Investment Strategy	Oct. 16, 2026
Emerging Markets AI MAG 3 ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

The following disclosure is added at the end of the last paragraph under the heading “Principal Investment Strategies” in the Fund’s Summary Prospectus and the “Emerging Markets AI MAG 3 ETF—Fund Summary” section of the Prospectus:

The Fund will limit its exposure to Samsung Electronics Co., Ltd. to 20% of the Fund’s total assets. The Fund may increase, decrease or eliminate this limit in response to changes in applicable regulatory guidance or interpretations.